Information about the main subsidiaries	12 Months Ended
Jun. 30, 2020
Information About Main Subsidiaries [Abstract]
Information about the main subsidiaries
7.	Information about the main subsidiaries

The Group conducts its business through several operating subsidiaries and holdings. The Group considers that the subsidiaries below are the ones with non-controlling interests material to the Group.

	Direct interest of non- controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non- controlling interests
	As of June 30, 2020
Subsidiaries with direct participation of Cresud
IRSA	37.67%	205,717	421,482	143,384	361,16	122,655	65,528
Subsidiaries with indirect participation of Cresud
Brasilagro	66.45%	21,976	8,338	5,121	7,903	17,29	11,489
Elron	38.94%	3,377	3,966	509	142	6,692	4,149
PBC	27.60%	79,327	112,404	26,138	118,789	46,804	19,263
Cellcom (2)	53.80%	54,777	79,796	31,386	74,691	28,496	17,92
Mehadrin	56.25%	13,038	17,839	13,954	3,336	13,587	8,136
IRSA CP	16.73%	14,925	129,578	16,423	52,507	75,573	4,089

	As of June 30, 2019
Subsidiaries with direct participation of Cresud
IRSA	37.65%	201,916	476,445	105,704	450,001	122,656	76,813
Brasilagro	56.71%	7,075	18,856	3,595	5,252	17,084	-
Subsidiaries with indirect participation of Cresud
Elron	38.94%	4,521	3,77	529	69	7,693	4,624
PBC	31.20%	63,904	236,44	25,708	208,515	66,121	47,766
Cellcom (2)	55.90%	45,957	59,076	27,278	57,524	20,231	12,777
IRSA CP	14.73%	24,563	91,203	5,797	51,924	58,045	3,113

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Total comprehensive income / (loss) attributable to non- controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase (decrease) in cash and cash equivalents	Dividends distribution to non- controlling shareholders
	Year ended June 30, 2020
Subsidiaries with direct participation of Cresud
IRSA	95,793	23,731	14,182	9,482	31,113	40,644	(76,125)	(4,368)	(2,283)
Subsidiaries with indirect participation of Cresud
Brasilagro	7,605	2,368	(2,701)	(1,795)	1,295	(706)	9	598	-
Elron	-	(1,774)	(1,864)	5,540	(776)	350	874	448	-
PBC	12,31	12,648	12,165	19,586	6,328	23,872	(20,243)	9,957	1,684
Cellcom (2)	56,076	(2,068)	(2,100)	534	14,914	(7,425)	(6,323)	1,166	-
Mehadrin	1,952	106	123	251	246	(70)	(246)	(70)	17
IRSA CP	8,563	18,153	18,405	1,064	4,890	(2,879)	(3,561)	(1,550)	663

	Year ended June 30, 2019
Subsidiaries with direct participation of Cresud
IRSA	99,713	(38,371)	(2,025)	(2,848)	27,041	11,189	(27,754)	10,476	(3,330)
Brasilagro	5,798	1,995	(342)	-	849	(356)	(417)	76	-
Subsidiaries with indirect participation of Cresud
Elron	-	(1,056)	(909)	2,122	(1,012)	207	1,338	533	-
PBC	18,061	6,953	7,575	5,23	9,081	1,072	2,926	13,079	2,337
Cellcom (2)	47,535	(1,524)	(1,538)	(1,352)	10,025	(8,614)	1,666	3,077	-
IRSA CP	14,537	(25,923)	(25,923)	(150)	5,588	(4,958)	(2,631)	(2,001)	1,008

(1)	Corresponds to the direct interest from the Group.
(2)	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-à-vis other shareholders, also taking into account the historic voting performance in the Shareholders’ Meetings.

Restrictions, commitments and other relevant issues

Analysis of the impact of the Concentration Law

On December 2013, was published in the Official Gazette of Israel the Promotion of Competition and Reduction of Concentration Law N°, 5774-13 (‘the Concentration Law’) which has material implications for IDBD, DIC and its investors, including the disposal of the controlling interest in Clal. In accordance with the provisions of the law, the structures of companies that make public offer of their securities are restricted to two layers of public companies.

In November 2017, Dolphin IL, a subsidiary of Dolphin Netherlands B.V. acquired all the shares owned by IDBD in DIC (See note 4). Thus, the section required by the aforementioned law for the year 2017 is completed.

Prior to December 31, 2019 the Group lost control over Gav-Yam and in March 2020 it acquired control over Mehadrin, thus complying with the above-mentioned law.

Dolphin arbitration process

There is an arbitration process going on between Dolphin and ETH (previous shareholder of IDBD) in relation to certain issues connected to the control obtainment of IDBD (mainly regarding who had the right of purchase and the price of the acquisition). In the arbitration process the parties have agreed to designate Eyal Rosovshy and Giora Erdinas to promote a mediation. On August 17, 2017, a mediation hearing was held and the parties failed to reach an agreement. On January 31, 2018, the parties agreed to follow the process in court. As of the date of presentation of these Consolidated Financial Statements, there have been no other developments in the process and it is still pending resolution. Management, based on the opinion of its legal advisors, considers that the resolution of the present litigation will not have an adverse effect for Dolphin.